               [NATIONAL INTEGRITY LIFE INSURANCE COMPANY LETTERHEAD]




May 7, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE: Separate Account I of National Integrity Life Insurance Company ("Registrant") Rule 497(j) Prospectuses and Statements of Additional Information Filing Registration No. 33-56658


Pursuant to Rule 497(j) under the Securities Act of 1933, we are filing the Registrant's Prospectuses and Statements of Additional Information dated May 1, 1998, for the GrandMaster II, GrandMaster III, and IQ The SMARTAnnuity Flexible Premium Variable Annuities in the exact form used.

Sincerely,

/s/ Cara M. Page

Cara M. Page
Paralegal